GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Tables)	12 Months Ended
Dec. 31, 2014
Gain (Loss) on Disposition of Assets [Abstract]
Gains on sale of assets and termination of charters
The Company has recorded gains on sale of assets and termination of charters as follows:

	Year ended December 31
(in thousands)	2014	2013	2012
(Loss)/ gain on sale of assets	(1,384)	18,025	25,681
Gain on termination of charters	25,315	—	21,705
Total gain on sale of assets and termination of charters	23,931	18,025	47,386

Realized gains/(losses) on sales of vessels
During the year ended December 31, 2014, the Company realized the following losses on sales of vessels:

(in thousands of $) Vessel	Sales price	Book value	Loss
Front Comanche	38,835	39,235	(400)
Front Commerce	37,884	38,371	(487)
Front Opalia	39,363	39,860	(497)
	116,082	117,466	(1,384)